Long-Term Debt, Future Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Future Maturities of Long-Term Debt [Abstract]
2025	$ 810
2026	2,593
2027	1,344
2028	504
2029	1,489
Thereafter	1,606
Total	8,346
Net cash interest	$ 425	$ 377